Intangible assets (Tables)	6 Months Ended
Jun. 30, 2024
Intangible assets and goodwill [abstract]
Schedule of goodwill based on cash-generating units
The detail of Intangible Assets - Goodwill at 30 June 2024 and 31 December 2023, based on the cash-generating units giving rise thereto, is as follows:

	EUR million
	30-06-2024	31-12-2023
Banco Santander (Brazil)	3,321	3,679
SAM Investment Holdings Limited	1,444	1,444
Santander Consumer Germany	1,304	1,304
Santander Bank Polska	1,169	1,159
Santander Portugal	1,040	1,040
Santander US Auto	1,035	1,003
Santander España	998	998
Santander Holding USA (ex. Auto)	839	814
Santander UK	627	612
Grupo Financiero Santander (Mexico)	500	523
Banco Santander - Chile	492	516
Ebury Partners	333	350
Santander Consumer Nordics	216	206
Other entities	350	369
Total Goodwill	13,668	14,017